Investments (Details Of Company Investments, Non-Current) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment Holdings [Line Items]
Equity method investments	$ 228.2	$ 193.1